Segment reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Genentech and Roivant
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	10.00%
Minimum | Genentech Inc.
Disclosure of major customers [line items]
Percentage of entity's revenue			10.00%